Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent events
Subsequent events
The Company has evaluated subsequent events after the balance sheet date through August 23, 2012, which is the date the financial statements were issued. The Company determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements.